Note 6 - Consideration Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Note 6 - Consideration Receivable (Details) [Line Items]
Equity Method Investment, Ownership Percentage			49.00%
Proceeds from Sale of Equity Method Investments		$ 11,445,202
Consideration Receivable	13,400,882	13,449,458
Lang Fang Developer [Member]
Note 6 - Consideration Receivable (Details) [Line Items]
Equity Method Investment, Aggregate Cost			22,142,400
Equity Method Investment, Ownership Percentage			49.00%
Equity Method Investment, Amount Sold		24,930,702
Proceeds from Sale of Equity Method Investments		11,481,244
Consideration Receivable	13,400,882	13,449,458
Equity Interest Pledged as Collateral, Percentage	100.00%
Equity Method Investment, Other than Temporary Impairment	$ 0